THE SARATOGA ADVANTAGE TRUST

U.S. Government Money Market Portfolio

Investment Quality Bond Portfolio

Municipal Bond Portfolio

Large Capitalization Value Portfolio

Large Capitalization Growth Portfolio

Mid Capitalization Portfolio

Small Capitalization Portfolio

International Equity Portfolio

Health & Biotechnology Portfolio

Technology & Communications Portfolio

Financial Services Portfolio

Energy & Basic Materials Portfolio

Incorporated herein by reference are definitive versions of the Supplements for the above-referenced Portfolios of The Saratoga Advantage Trust filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 20, 2012 (SEC Accession No. 0000910472-12-001170).